Commitments- Operating lease commitments (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Operating lease commitments for office facility and transportation equipment
No later than 1 year	¥ 4,984	¥ 2,760
Later than 1 year and no later than 5 years	10,675	7,652
More than 5 years	15,346	11,940
Total	31,005	22,352
Rental expenses under operating leases	¥ 4,699	¥ 2,279	¥ 747